Annual Total Returns [BarChart] - Great-West Lifetime 2015 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	0.31%
2012	13.01%
2013	11.76%
2014	6.41%
2015	(1.15%)
2016	7.25%
2017	11.13%
2018	(4.42%)
2019	15.17%
2020	11.00%